Post-balance sheet events (Details) $ in Billions	Mar. 09, 2026 USD ($)	Feb. 05, 2026 USD ($) contracts
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Share repurchase program, authorized, amount		$ 3.5
Stock repurchase program, contract term		3 months
Stock repurchase program, number of contracts | contracts		2
Disposal of major subsidiary | Jiffy Lubricants International
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership interest disposed of	1
Disposal of major subsidiary | Jiffy Lubricants International | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Consideration received	$ 1.3